Related Party Transactions (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Other related parties' receivables	$ 3,378,706
Hangzhou Yuao [Member]
Related Party Transaction [Line Items]
Other related parties' receivables	$ 3,378,706